LONG TERM INVESTMENTS	12 Months Ended
May 31, 2016
Investments Schedule [Abstract]
LONG TERM INVESTMENTS
12.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Cost method investments:
Dajie.com Ltd (“Dajie.com”) (a)	2,000	1,460
Equity method investments:
Beijing Dongfangheli Investment and Development Ltd. (“Dongfangheli”) (b)	3,967	3,451
Beijing Zhishang Education & Technology Co., Ltd. (“Zhishang Education”) (c)	2,313	1,164
Juesheng Education Group Ltd. (“Juesheng.com”) (d)	—	3,249
Suzhou Qingrui Education & Technology Co., Ltd. (“Kou100”) (e)	—	3,261
Other Joint Ventures	3,124	2,474
Available-for-sale securities investments:
Shanghai Golden Education & Training Co. Ltd. (“Golden Finance”) (f)	3,398	34,242
Alo7.com Limited (“Alo7.com”) (g)	27,935	29,639
AVIC Trust Tianqi No.556 (“Trust 556”) (h)	—	16,037
Tarena International, Inc. (“Tarena”) (i)	16,950	15,945
Beijing ShangJiaChongYe Education & Technology Co. Ltd.(“Shangjiachongye”) (j)	—	12,310
Juesheng.com (d)	7,440	—
Beijing ROBOROBO Technology Co. Ltd. (“ROBOROBO”) (k)	4,356	9,999
Lele Global Limited (“Lele”) (l)	—	8,500
Special assets management plan - GuotaiYuanxin & New Oriental (“Assets management plan”) (m)	—	7,376
Beijing Yule World Network Technology Co. Ltd. (“STEMedu.cn”) (n)	—	5,992
Beijing TangFengHanYu Education & Technology Co. Ltd. (“Tangfeng”) (o)	—	5,980
Other investments	7,028	17,784
Held-to-maturity investments:(p)	247,480	—

	325,991	178,863

(a)	In September 2011, the Group signed a share subscription agreement to invest US$2,000 for 5% equity ownership interest in Dajie.com. The fair value of Dajie.com’s equity ownership interest was not readily determinable and the Group did not have the ability to exercise significant influence over the operating and financial policies of Dajie.com. Accordingly, the investment in Dajie.com was accounted for as a cost-method investment. In March 2016, the Company disposed part of equity ownership interest for US$540 and reinvested into Dajie.com’s VIE. The new investment was classified as available-for-sale security as the Company determined that the shares were debt security due to the redemption option available to the investee and accordingly measured the investment at fair value.
(b)	In August 2014, the Group invested US$4,034 to acquire 50% equity interest in Dongfangheli, a company concentrating on investment in educational research and development programs and software, consulting services. The Group used the equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee.
(c)	In July 2014, the Group invested US$2,662 to acquire 55% equity interest in Zhishang Education, an online professional educational training platform. The Group has concluded that it does not have control over Zhishang Education because other investors have significant participating rights, but determined that it has the ability to exercise significant influence. Therefore the Group used the equity method to account for the investment.
(d)	In August 2014 and May 2015, the Group invested US$3,006 and US$501 respectively in Juesheng.com, a company engaging in providing international educational products search engine service, for 11.88% equity interests. These investments were classified as available-for-sale securities as the Company determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gain of US$3,933 was reported in other comprehensive income for the year ended May 31, 2015. In March 2016, Juesheng.com successfully listed on the National Equities Exchange and Quotations (“NEEQ”). Upon the listing, the Group’s preference rights, including its redemption and liquidation preference were terminated and the shares became in-substance common shares. As the share conversion is not considered an earnings realization event, all unrealized gains deferred in accumulated other comprehensive income were reversed to the carrying amount of the common shares such that the initial carrying amount of such shares is equal to the original cost basis of the original investment. The Group further accounted for its investment in common share using the equity method as the Group determined that it can exercise significant influence over Juesheng.com.
(e)	In December 2014, the Group invested US$3,472 in Kouyu100, a company applying cutting edge psychoacoustic technology to spoken language training and correcting the pronunciation of a student like a real tutor, for 7% equity interest. The investment was classified as available-for-sale security as the Company determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized gain of nil was reported in other comprehensive income for the year ended May 31, 2015. In December 2015, Kouyu100 successfully listed on the NEEQ. Upon the listing, the Group’s preference rights, including redemption and liquidation preference were terminated and the shares became in-substance common shares. As the share conversion is not considered an earnings realization event, all unrealized gains deferred in accumulated other comprehensive income were reversed to the carrying amount of the common shares such that the initial carrying amount of such shares is equal to the original cost basis of the original investment. The Group further accounted for its investment in common share using the equity method as the Group determined that it can exercise significant influence over Kouyu100.
(f)	In April and November 2015, the Group invested US$3,398 and US$11,437 respectively in Golden Finance, a company focusing on training programs associated with finance and business management, for 19.5% equity interest. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gains of nil and US$19,407 were reported in other comprehensive income for the years ended May 31, 2015 and 2016, respectively.
(g)	On March 5, 2012, the Group acquired a convertible promissory from Alo7.com for US$1,000, which entitled the Group to automatically convert the note into equity security. On July 1, 2012, the Group converted the US$1,000 promissory note into convertible redeemable preferred shares and warrants issued by Alo7.com, for 3.4% equity ownership interest in Alo7.com on an as-converted basis.

In March, June and September 2014, the Group further invested US$2,576, US$300 and US$10,000 into Alo7.com for convertible and redeemable preferred shares. These investments were classified as available-for-sale securities as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. As of May 31, 2016, the Company had 17.16% equity interests in Alo7.com on an as-converted basis. Unrealized holding gains of US$631, US$13,428 and US$1,704 were reported in other comprehensive income for the years ended May 31, 2014, 2015 and 2016, respectively.

(h)	In October 2015, the Group invested US$15,654 in a two-year trust named Trust 556 with an expected annualized interest rate of 8.5%. The principal and the interest are not guaranteed during the Group’s holding period and will be paid upon maturity. The investment was classified as available-for-sale long-term investment as the Group determined that the shares were debt securities and unrealized holding gains of US$383 was reported in other comprehensive income for the year ended May 31, 2016.
(i)	In March 2014, the Group invested US$13,500 in Tarena, which is a service provider of IT professional education in China, for 2.96% ownership. This investment was classified as available-for-sale securities as Tarena is a NASDAQ listed company and the Group measured the investment subsequently at fair value. Unrealized holding loss of US$45, gain of US$3,495 and loss of US$1,005 were reported in other comprehensive income for the years ended May 31, 2014, 2015 and 2016, respectively.
(j)	In January 2016, the Group invested US$12,310 to acquire convertible bond issued by Shangjiachongye, which focuses on online education specific to vocational qualification training. The investment was classified as available-for-sale security and measured at fair value. As there was no operation change or significant transaction occurred since the transaction date, the initial purchase price was considered the fair value of this investment as of May 31, 2016.
(k)	In April 2015, the Group acquired 18% equity interest in ROBOROBO for a cash consideration of US$4,356, a company applying various robots build training courses for kids with different ages. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gains of nil and US$5,643 were reported in other comprehensive income for the years ended May 31, 2015 and 2016, respectively.
(l)	In September 2015, the Group invested US$8,500 to acquire 48,796,296 shares of Series B-1 convertible redeemable preferred shares for an 8.5% equity interests of Lele. Lele provides online learning and tutoring services for students from kindergarten through 12th grade. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gain or loss was reported in other comprehensive income for the year ended May 31, 2016 as the Group determined that there was no operation changes or significant transactions at the investee between the investment date and May 31, 2016.
(m)	In August 2015, the Group invested US$7,315 in an Assets management plan with a maturity of five years. The investment is managed together with another similar investment held by Mr. Yu and some other employees in the Group. The investment was classified as available-for-sale security as the Group determined that the investment was a debt security and measured the investment subsequently at fair value. Unrealized holding gains of US$61 was reported in other comprehensive income for the year ended May 31, 2016.
(n)	In July 2015, the Group invested US$2,844 to acquire 36% equity interest in STEMedu.cn, a company engaging in the business of providing service of education training. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gain of US$3,148 was reported in other comprehensive income for the year ended May 31, 2016.
(o)	In November 2015, the Group entered into an investment agreement with Tangfeng which engages in the business of Chinese training to acquire 6% equity interest with a total cash consideration of US$1,831. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. Unrealized holding gain of US$4,149 was reported in other comprehensive income for the year ended May 31, 2016.
(p)	The Group’s long-term held-to-maturity investments consist of trusts guaranteed by banks with the maturity more than one year, which are stated at their amortized cost. The trusts were invested in April, June and September 2014 with the amounts of US$96,805, US$80,671 and US$64,537, respectively, and interest income of US$1,404 and US$20,882 and US$20,771 was recognized in the consolidated statements of operations for the years ended May 31, 2014, 2015 and 2016, respectively. As of May 31, 2016, US$118,816 of the held-to-maturity investments were reclassified to long-term investments due within one year.